Employee Benefit Plans	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans
Note K—Employee Benefit Plans
401(k) Plan
The Predecessor maintained a qualified 401(k) plan (the “
Predecessor 401(k) Plan
”) for its U.S. employees. The Predecessor’s contributions to the plan for the Predecessor 2020 Period, Predecessor 2019 Period and the Predecessor 2018 Period were $1,724, $1,977 and $1,257, respectively.
The Company maintains three qualified 401(k) plans for its U.S. employees: the PCI 401(k) plan, the NuWave 401(k) plan and the Open Solutions 401(k) plan. During the Successor 2020 Period, the Company’s total contributions to the plans were $650.

Note I – Employee Benefit Plans
401(k) Plan
The Predecessor maintained a qualified 401(k) plan (the “
Predecessor 401(k) Plan
”) for its U.S. employees. The Predecessor’s contributions to the plan for the three and nine-month periods ended September 30, 2020 was $558 and $1,623, respectively.
The Company maintains three qualified 401(k) plans for its U.S. employees: the PCI 401(k) plan, the NuWave 401(k) plan and the Open Solutions 401(k) plan. During the period from May 22 through September 30, 2020 and three-month period ended September 30, 2020, the Company’s total contributions to the plans were $66 and $57, respectively. During the three and nine-month periods ended September 30, 2021, the Company’s total contributions to the plans were $1,118 and $2,759, respectively.